Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2018 INR (₨)
Benefit payments
2019	₨ 105.1
2020	94.2
2021	62.1
2022	25.6
2023	41.3
2024-2028	₨ 109.2